Schedule 1 - Condensed Parent Company Financial Statements (Short-Term Borrowing Activity) (Details) - Aqua America, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Balance outstanding at December 31,
Interest rate at December 31,
Average borrowings outstanding		$ 583
Weighted-average interest rate		0.78%
Maximum amount outstanding		$ 7,000